Notes Payable (10-K) (Details Narrative) (USD $)	0 Months Ended												1 Months Ended			3 Months Ended		12 Months Ended		45 Months Ended							0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended
	Oct. 13, 2013	Jun. 30, 2013	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jun. 18, 2013	May 29, 2013	Mar. 17, 2013	Jul. 13, 2012	Jun. 15, 2012	Jan. 17, 2012	Feb. 09, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 14, 2012 July Convertible Note [Member]	Jul. 13, 2012 July Convertible Note [Member]	Dec. 31, 2012 July Convertible Note [Member]	Dec. 31, 2012 April Convertible Note [Member]	Jun. 30, 2012 May And June Convertible Notes [Member]	Dec. 31, 2012 August 2012 Convertible Note [Member]	Aug. 08, 2013 August 2012 Convertible Note [Member]	Sep. 24, 2012 September 2012 Convertible Note [Member]	Dec. 31, 2012 September 2012 Convertible Note [Member]	Dec. 14, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 Secured Notes [Member]	Dec. 31, 2011 Secured Notes [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 31, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Mar. 31, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																															$ 250,000			$ 351,649		$ 2,000,000
Net proceeds received from loan																	29,318	419,497		419,497																											201,775
Interest rate of debt			10.00%		10.00%					10.00%	8.00%	10.00%	10.00%														10.00%			10.00%			10.00%		10.00%	10.00%		10.00%													18.00%	12.00%
Revolving loan renewal fees percentage																																																4.00%	4.00%
Revolving loan transaction advisory fees percentage																																																4.00%	4.00%
Asset monitoring fees																																																1,500	1,500
Due diligence fees on revolving loan																																																10,000	10,000
Document review and legal fees																																																12,500	12,500
Brokerage fees																																																17,500	17,500
Debt issuance costs																																																53,225	53,225
Interest expense amortized											93,447		8,333			238,128	41,880	843,004	(12,265)	1,065,232								50,000		100,000	91,666	10,000	99,291	20,834			2,708		50,000			91,120	3,962					24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																																0.875%	0.875%
Warrant issued to purchase number of common stock		5,000,000		2,000,000			10,000,000		3,333,333	200,000	5,000,000	6,666,666																		10,000,000																	1,841,564
Percentage of issued and outstanding ommon stock shares																																															1.00%
Exercise price of the warrants				$ 0.015			$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																		$ 0.01																	$ 0.001
Redemption of warrant in full by payment																																														90,000	30,000
Fair value of the warrants treated as a discount										8,438	93,447	95,082						837,264									47,530			96,667																			217,817
Capital lease obligations, maximum																																															250,000	250,000
Securities available for sale																																															1,000,000	1,000,000
Percentage of cash flows																																															75.00%	75.00%
Amount of principal due																121,815		121,815	139,243	121,815																								10,000	10,000			250,000	250,000
Accrued interest				5,000					2,500							4,102		3,758	965	4,102	600	11,649																		14,319	934			962	802	11,649		4,163	175
Total debt payable																																																		351,649
Issued notes payable to employees in lieu of compensation														157,355				286,763							1,000	10,000
Accrued interest rate on related parties notes payable														2.25%	2.25%	0.80%		0.80%	2.25%
Debt instrument, maturity date			Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013								Jun. 15, 2013		Jun. 15, 2013											Jul. 13, 2013	Jan. 31, 2013		Jun. 30, 2013	Jun. 30, 2013					Dec. 31, 2013
Secured notes payable			25,000		75,000							100,000				271,962		144,948	43,828	271,962			60,000
Warrants expiry date				Feb. 12, 2016					Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013																	Jul. 31, 2019						Sep. 30, 2013
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Convertible notes payable									50,000		100,000		10,000			392,250		332,832		392,250							50,000			100,000			171,000		25,000	10,000		50,000
BCF amount limited to face amount of note										1,562			10,000											100,000			2,470			3,333			171,000		25,000	10,000		50,000
Proceeds from convertible notes payable							100,000				71,373																29,318						113,806
Payments of outstanding accounts payable											28,627																20,682						57,194
Common stock conversion price per share	$ 0.30	$ 0.02								$ 0.02			$ 0.02								$ 0.02			$ 0.02			$ 0.015			$ 0.01			$ 0.02		$ 0.02	$ 0.02		$ 0.02
Common stock shares issued on conversion of convertible note	500,000					2,500,000		500,000	3,500,000																				2,500,000									2,500,000
Common shares issued on debt extinguishment																																						2,000,000
Loss on debt extinguishment	15,000																												750,000
Convertible note value																					6,000																	50,000
Outstanding related parties notes payable														$ 157,355				$ 286,763							$ 1,000	$ 10,000